A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.


To Participants in AUL American Individual Variable Life Unit Trust During the past two years, investors have been faced with a series of extraordinary events that have profoundly affected our society, economy, and investment markets. We have witnessed the demise of the dot-com era, experienced a controversial presidential election and suffered through deplorable terrorist attacks. We also have had to grapple with anthrax threats and a war in Afghanistan.

These events had a negative impact on the stock market. After experiencing disappointing equity returns in 2000, investors were hoping for a rebound in 2001. However, these hopes faded quickly. The S&P 500, the Dow Jones Industrial Average and the NASDAQ Composite (three commonly used equity indices) posted negative returns during calendar 2001. These indices also posted negative returns in 2000, making this the first time we have had consecutive negative annual returns in these major stock indices since the 1970s.

For the second year in a row, bonds provided returns significantly higher than the typical equity fund. The average taxable bond fund earned 5.13% in 2001, 16 percentage points higher than the average stock fund. Overall, corporate bonds were the top-performing sector of the bond market, even though the credit quality of many borrowers suffered greatly as a result of the weakening economy and events such as the World Trade Center tragedy. The financial collapse of Enron Corporation, the largest company to ever file for bankruptcy, was another notable event in 2001.

As we enter 2002, we are cautiously optimistic. It is hoped that the combination of a stimulative monetary policy, tax cuts, declining inventory levels, and a successful war on terrorism will provide the necessary stimulus for positive economic growth and a fresh wave of bullishness for the stock market. Bonds should also benefit from an improving economic environment as the financial quality of corporate borrowers begins to improve. Bond prices are vulnerable, however, should interest rates move higher in reaction to a reversal later in the year of the Federal Reserve Bank's current stimulative interest rate policy.

The tragic events of September 11 will remain forever etched in our memories. We at American United Life Insurance Company would like to express our heartfelt sympathy to everyone so personally affected. R. Stephen Radcliffe Chairman of the Board of Directors and President of AUL American Series Fund, Inc. Indianapolis, Indiana January 31, 2002 Report of Independent Accountants





The Contract Owners of
AUL American Individual Variable Life Unit Trust and
Board of Directors of
American United Life Insurance Company

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Individual Variable Life Unit Trust (the "Trust") at December 31, 2001, the results of its operations and changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.




















Indianapolis, Indiana
February 1, 2002

AUL American Individual Variable Life Unit Trust statementS of net assets
December 31, 2001

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth



Assets:

  Investments at value      $    860,598 $  2,569,929  $ 1,093,761  $   889,046  $   399,265  $ 4,879,850



Net assets                  $    860,598 $  2,569,929  $ 1,093,761  $   889,046  $   399,265  $ 4,879,850



Units outstanding                137,270    2,165,666      175,555      139,205      119,128      798,559



Accumulation unit value     $       6.27 $       1.19  $      6.23  $      6.39  $      3.35  $      6.11





                                                               Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund  Money Market



Assets:

  Investments at value      $    506,280 $  1,587,735  $ 6,062,805  $ 1,963,875  $ 3,334,084  $   840,316



Net assets                  $    506,280 $  1,587,735  $ 6,062,805  $ 1,963,875  $ 3,334,084  $   840,316



Units outstanding                115,861      290,505    1,130,387      356,778      571,569      696,368



Accumulation unit value     $       4.37 $       5.47  $      5.36  $      5.50  $      5.83  $      1.21



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of net assets (continued)
December 31, 2001

                                       American Century                       Alger

                              VP Capital      VP         VP Income    American     American
                             AppreciationInternational   & Growth      Growth      Small Cap


Assets:
  Investments at value      $     18,860 $    683,776  $   663,087  $ 7,165,197  $   390,805



Net assets                  $     18,860 $    683,776  $   663,087  $ 7,165,197  $   390,805



Units outstanding                  3,212      142,692      146,914    1,131,041      146,062



Accumulation unit value     $       5.87 $       4.79  $      4.51  $      6.34  $      2.68





                                         T. Rowe Price                        Janus

                                         Limited-Term     Mid-Cap     Worldwide    Flexible
                             Equity Income   Bond         Growth       Growth       Income


Assets:
  Investments at value      $  2,051,994 $    290,795  $   486,510  $ 3,095,042  $   615,455



Net assets                  $  2,051,994 $    290,795  $   486,510  $ 3,095,042  $   615,455



Units outstanding                342,807       49,614       97,294      625,523      107,407



Accumulation unit value     $       5.99 $       5.86  $      5.00  $      4.95  $      5.73


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of net assets (continued)
December 31, 2001

                                      SAFECO                     PBHG                     INVESCO

                                                                       Tech. &       VIF-     VIF-Financial
                              RST Equity  RST Growth     Growth II      Comm.      Dynamics     Services


Assets:
  Investments at value      $    490,074 $    945,881  $   270,918  $   562,594  $       590  $    35,783



Net assets                  $    490,074 $    945,881  $   270,918  $   562,594  $       590  $    35,783



Units outstanding                122,982      147,100      115,187      438,339          117        7,122


Accumulation unit value     $       3.98 $       6.43  $      2.35  $      1.28  $      5.05  $      5.02





                                            INVESCO

                              VIF-Health                   VIF-
                               Sciences  VIF-Utilities  High Yield



Assets:
  Investments at value      $     34,958 $      1,521  $     1,032



Net assets                  $     34,958 $      1,521  $     1,032



Units outstanding                  6,959          342          230



Accumulation unit value     $       5.02 $       4.45  $      4.48


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS


                                                       AUL American Series Fund


                                            Equity                               Money Market


                             For the YearFor the Year  For the Year For the Year For the Year For the Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Investment income:
  Dividend income           $      9,732 $     25,915  $    43,597  $    50,185  $    38,630  $    14,365

  Net investment
   income                          9,732       25,915       43,597       50,185       38,630       14,365


Gain (loss) on investments:
  Net realized gain (loss)       (20,337)    (16,711)     3,346             -            -           -
  Realized gain distributions      40,922        _            _             -            _           _
  Net change in unrealized
     appreciation
     (depreciation)               34,128       40,944      (50,274)          -            -            -

  Net gain (loss)                 54,713       24,233      (46,928)           -            -            -

  Increase (decrease) in
  net assets from operations$     64,445 $     50,148  $    (3,331) $    50,185  $    38,630  $    14,365



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS (continued)

                                                       AUL American Series Fund


                                             Bond                                   Managed


                             For the YearFor the Year  For the Year For the Year For the Year For the Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Investment income:
  Dividend income           $     48,793 $     33,186  $    17,019  $    22,287  $    15,237  $    16,596

  Net investment
   income                         48,793       33,186       17,019       22,287       15,237       16,596


Gain (loss) on investments:
  Net realized gain (loss)         2,920       (2,839)      (1,456)       2,992      (14,412)         905
  Realized gain distributions         -             -            -            30,065       -           -
  Net change in unrealized
     appreciation
     (depreciation)               (6,684)        13,046       (18,163)     1,652        18,782      (19,154)

  Net gain (loss)                 (3,764)       10,207       (19,619)     34,709       4,370       (18,249)

  Increase (decrease) in
  net assets from operations$     45,029 $     43,393  $    (2,600) $    56,996  $    19,607  $    (1,653)



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS (continued)


                                                               Fidelity


                                          High Income                               Growth


                             For the YearFor the Year  For the Year For the Year For the Year For the Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Investment income:
  Dividend income           $     45,921 $     17,066  $     3,310  $     2,868  $   265,242  $    19,252

  Net investment
   income                         45,921       17,066        3,310        2,868      265,242       19,252


Gain (loss) on investments:
  Net realized gain (loss)       (75,994)     (2,452)      1,107        (158,937)    41,190      19,610
  Realized gain distributions        -             -            -        269,573      -           -
  Net change in unrealized
     appreciation
     (depreciation)              (19,142)   (95,811)     298          (952,857)    (832,024)   364,946

  Net gain (loss)                (95,136)    (98,263)     1,405        (842,221)    (790,834)   384,556

  Increase (decrease) in
  net assets from operations$    (49,215)  $  (81,197)  $  4,715     $  (839,353) $  (525,592) $ 403,808



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS (continued)


                                                               Fidelity


                                           Overseas                              Asset Manager


                             For the YearFor the Year  For the Year For the Year For the Year For the Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Investment income:
  Dividend income           $     20,784 $      9,881  $       618  $    50,221  $    77,492  $    13,510

  Net investment
   income                         20,784        9,881          618       50,221       77,492       13,510


Gain (loss) on investments:
  Net realized gain (loss)      (191,928)      4,273        1,077        (19,348)     (3,143)     8,615
  Realized gain distributions     32,853        -            -            18,833       -           -
  Net change in unrealized
     appreciation
     (depreciation)               53,187      (74,950)      19,613      (97,034)    (115,232)      36,064

  Net gain (loss)               (105,888)    (70,677)     20,690       (97,549)     (118,375)   44,679

  Increase (decrease) in
  net assets from operations$    (85,104) $  (60,796)  $  21,308    $  (47,328)  $  (40,883)  $ 58,189



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS (continued)


                                                               Fidelity


                                           Index 500                             Equity-Income


                             For the YearFor the Year  For the Year For the Year For the Year For the Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Investment income:
  Dividend income           $     52,787 $     40,230  $    25,695  $    21,628  $    53,999  $     9,291

  Net investment
   income                         52,787       40,230       25,695       21,628       53,999        9,291


Gain (loss) on investments:
  Net realized gain (loss)       (77,835)     48,498       317,655      (11,050)     (9,187)     20,131
  Realized gain distributions      -             -            -            60,763       -           -
  Net change in unrealized
     appreciation
     (depreciation)             (612,811)    (491,270)    142,114      (130,598)    58,649      (18,678)

  Net gain (loss)               (690,646)  (442,772)    459,769      (80,885)     49,462      1,453

  Increase (decrease) in
  net assets from operations$   (637,859)$  (402,542) $  485,464   $  (59,257)  $  103,461   $ 10,744



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS (continued)

                                                               Fidelity


                                          Contrafund                             Money Market


                             For the YearFor the Year  For the Year For the Year For the Year For the Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Investment income:
  Dividend income           $     21,346 $    213,019  $     8,511  $    34,728  $    37,130  $     8,685

  Net investment
   income                         21,346      213,019        8,511       34,728       37,130        8,685


Gain (loss) on investments:
  Net realized gain (loss)       (67,691)     3,391        37,542       -            -           -
  Realized gain distributions     75,336        -            -          -            -           -
  Net change in unrealized
     appreciation
     (depreciation)             (384,003)  (393,438)    188,337      -            -           -

  Net gain (loss)               (376,358)  (390,047)    225,879      -            37,130      -

  Increase (decrease) in
  net assets from operations$   (355,012)$  (177,028) $  234,390   $  34,728    $  37,130    $ 8,685



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS (continued)


                                                           American Century


                                    VP Capital Appreciation                    VP International


                             For the YearFor the Year  For the Year For the Year For the Year For the Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Investment income:
  Dividend income           $          - $        523  $         -  $       582  $     6,166  $         -

  Net investment
   income                              -          523            -          582        6,166            -


Gain (loss) on investments:
  Net realized gain (loss)        (7,208)      1,777        5,304        (27,873)     30,012      18,073
  Realized gain distributions       6,275         -            -            64,248       -           -
  Net change in unrealized
     appreciation
     (depreciation)               (4,749)         (989)        5,014        (283,513)    (134,621)   105,372

  Net gain (loss)                 (5,682)          788          10,318       (247,138)    (104,609)   123,445

  Increase (decrease) in
  Net assets from operations$     (5,682)     $  1,311     $  10,318    $  (246,556) $  (98,443)  $ 123,445



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS (continued)


                                       American Century                              Alger


                                      VP Income & Growth                        American Growth

                                                      For the period
                             For the YearFor the Year  from 5/01/99 For the Year For the Year For the Year
                                 ended       ended    (commencement)    ended        ended        ended
                               12/31/01    12/31/00     to 12/31/99   12/31/01     12/31/00     12/31/99


Investment income:
  Dividend income           $      3,491 $        208  $         -  $    15,358  $   586,347  $   116,780

  Net investment
   income                          3,491          208            -       15,358      586,347      116,780


Gain (loss) on investments:
  Net realized gain (loss)        (6,926)          83           4            (298,543)    (23,421)    63,125
  Realized gain distributions         -             -            -            832,781      -           -
  Net change in unrealized
     appreciation
     (depreciation)              (26,816)    (30,849)     1,687        (1,373,635)  (1,606,505) 377,383

  Net gain (loss)                (33,742)     (30,766)     1,691        (839,397)    (1,629,926) 440,508

  Increase (decrease) in
  Net assets from operations$    (30,251) $  (30,558)  $  1,691     $  (824,039) $  (1,043,579)$ 557,288



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS (continued)


                                       Alger                        T. Rowe Price


                                American Small Cap                  Equity Income

                                        For the period
                             For the Yearfrom 5/01/00  For the Year For the Year For the Year
                                 ended  (commencement)     ended        ended        ended
                               12/31/01   to 12/31/00    12/31/01     12/31/00     12/31/99


Investment income:
  Dividend income           $        127 $          -  $    24,403  $    76,056  $    35,658

  Net investment
   income                            127            -       24,403       76,056       35,658


Gain (loss) on investments:
  Net realized gain (loss)       (20,876)         (618)        (10,366)     (7,911)      16,123
  Realized gain distributions        -             -            31,873       -            -
  Net change in unrealized
     appreciation
     (depreciation)              (36,409)     (15,812)     (24,830)     61,440       (43,786)

  Net gain (loss)                (57,285)     (16,430)     (3,323)      53,529       (27,663)

  Increase (decrease) in
  Net assets from operations$    (57,158)  $  (16,430)  $  21,080    $  129,585   $  7,995



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS (continued)


                                                T. Rowe Price


                                 Limited-Term Bond          Mid-Cap Growth

                                        For the period             For the period
                             For the Yearfrom 5/01/00  For the Year from 5/01/00
                                 ended  (commencement)     ended   (commencement)
                               12/31/01   to 12/31/00    12/31/01    to 12/31/00


Investment income:
  Dividend income           $      3,866 $         54  $         -  $     1,265

  Net investment
   income                          3,866           54            -        1,265


Gain (loss) on investments:
  Net realized gain (loss)         1,357           12       (4,926)        (904)
  Realized gain distributions         -             -            -            -
  Net change in unrealized
     appreciation
     (depreciation)                 (743)         149       30,395       735

  Net gain (loss)                    614          161       25,469         (169)

  Increase (decrease) in
  Net assets from operations$      4,480 $        215  $    25,469  $     1,096



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS (continued)


                                                                 Janus


                                     RST Worldwide Growth                     RST Flexible Income

                                                      For the period                         For the period
                             For the YearFor the Year  from 5/01/99 For the Year For the Year from 5/01/99
                                 ended       ended    (commencement)    ended        ended   (commencement)
                               12/31/01    12/31/00     to 12/31/99   12/31/01     12/31/00    to 12/31/99


Investment income:
  Dividend income           $     15,049 $    122,895  $        22  $    28,816  $     7,192  $       115

  Net investment
   income                         15,049      122,895           22       28,816        7,192          115


Gain (loss) on investments:
  Net realized gain (loss)      (534,457)     19,508       575          2,124        (164)       (2)
  Realized gain distributions         -            -          -            -            -          -
  Net change in unrealized
     appreciation
     (depreciation)             (135,023)   (576,195)    72,199       (2,031)      2,197       (71)

  Net gain (loss)               (669,480)    (556,687)    72,774       93           2,033       (73)

  Increase (decrease) in
  Net assets from operations$   (654,431)  $  (433,792) $  72,796    $  28,909    $  9,225     $ 42



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS (continued)


                                                                SAFECO


                                            Equity                                  Growth

                                                      For the period                         For the period
                             For the YearFor the Year  from 5/01/99 For the Year For the Year from 5/01/99
                                 ended       ended    (commencement)    ended        ended   (commencement)
                               12/31/01    12/31/00     to 12/31/99   12/31/01     12/31/00    to 12/31/99


Investment income:
  Dividend income           $      3,629 $      3,481  $     1,607  $         -  $    59,010  $         -

  Net investment
   income                          3,629        3,481        1,607            -       59,010            -


Gain (loss) on investments:
  Net realized gain (loss)        (8,911)       (3,288)      (38)         (23,500)     6,104       (35)
  Realized gain distributions       -             -            -            20,290       -           -
  Net change in unrealized
     appreciation
     (depreciation)              (38,990)   (35,642)     (1,354)      144,416      (110,806)   4,699

  Net gain (loss)                (47,901)    (38,930)     (1,392)      141,206      (104,702)   4,664

  Increase (decrease) in
  net assets from operations$    (44,272)  $  (35,449)  $  215       $  141,206   $  (45,692)  $ 4,664



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS (continued)


                                                    PBHG


                                     Growth II        Technology & Communications

                                        For the period             For the period
                             For the Yearfrom 5/01/00  For the Year from 5/01/00
                                 ended  (commencement)     ended   (commencement)
                               12/31/01   to 12/31/00    12/31/01    to 12/31/00


Investment income:
  Dividend income           $          - $        721  $         -  $    22,653

  Net investment
   income                              -          721            -       22,653


Gain (loss) on investments:
  Net realized gain (loss)       (46,173)       747          (221,000)    (17,298)
  Realized gain distributions         -           -            248,611      -
  Net change in unrealized
     appreciation
     (depreciation)              (37,998)    (31,962)     (288,708)    (201,733)

  Net gain (loss)                (84,171)    (31,215)     (261,097)    (219,031)

  Increase (decrease) in
  net assets from operations$    (84,171)  $  (30,494)  $  (261,097) $  (196,378)



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of OPERATIONS (continued)


                                                          INVESCO

                                         VIF-Financial  VIF-Health                   VIF-
                             VIF-Dynamics  Services      Sciences   VIF-Utilities High Yield

                            For the periodFor the periodFor the periodFor the periodFor the period from 8/28/01from 8/28/01  from 8/28/01 from 8/28/01 from 8/28/01
                            (commencement)(commencement)(commencement)(commencement)(commencement)
                              to 12/31/01 to 12/31/01   to 12/31/01  to 12/31/01  to 12/31/01


Investment income:
  Dividend income           $          - $         72  $         -  $         2  $         1

  Net investment
   income                              -           72            -            2            1


Gain (loss) on investments:
  Net realized gain (loss)             2           11           14           (2)           -
  Realized gain distributions          1         1,433        8            -            -
  Net change in unrealized
     appreciation
     (depreciation)                   44          853          716           (9)         (15)

  Net gain (loss)                     47        2,297          738          (11)         (15)

  Increase (decrease) in
  net assets from operations$         47 $      2,369  $       738  $        (9) $       (14)



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets


                                                       AUL American Series Fund


                                            Equity                               Money Market


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income     $      9,732 $     25,915  $    43,597  $    50,185  $    38,630  $    14,365
  Net realized gain (loss)       (20,337)     (16,711)     3,346        -            -           -
  Realized gain distributions      40,922        -            -          -            -           -
  Net change in unrealized
   appreciation (depreciation)    34,128       40,944      (50,274)        -            -          -

Increase (decrease)
  in net assets
  from operations                 64,445       50,148       (3,331)      50,185       38,630       14,365


Contract owner transactions:
   Proceeds from units sold      683,866      207,386      207,393    5,023,632    1,599,877    1,237,777
   Cost of units redeemed       (214,062)    (58,836)     (56,971)     (3,509,358)  (1,032,773)  (780,195)
   Account charges               (66,564)     (24,909)     (23,586)     (111,261)    (55,691)   (36,264)

      Increase (decrease)        403,240      123,641      126,836    1,403,013      511,413      421,318


Net increase (decrease)          467,685      173,789      123,505    1,453,198      550,043      435,683
Net assets, beginning            392,913      219,124       95,619    1,116,731      566,688      131,005

Net assets, ending          $    860,598 $    392,913  $   219,124  $ 2,569,929  $ 1,116,731  $   566,688


Units sold                       116,201       41,732       42,357    4,279,232    1,427,909    1,167,898
Units redeemed                   (48,675)     (17,731)     (16,424)     (3,088,525)  (977,222)   (770,487)


Net increase (decrease)           67,526       24,001       25,933    1,190,707      450,687      397,411
Units outstanding, beginning      69,744        45,743       19,810       974,959      524,272     126,861

Units outstanding, ending        137,270       69,744       45,743    2,165,666      974,959      524,272



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                       AUL American Series Fund


                                             Bond                                   Managed


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income     $     48,793 $     33,186  $    17,019  $    22,287  $    15,237  $    16,596
  Net realized gain (loss)         2,920       (2,839)      (1,456)       2,992      (14,412)         905
  Realized gain distributions       -             -            -            30,065       -           -
  Net change in unrealized
   appreciation (depreciation)    (6,684)   13,046       (18,163)     1,652        18,782   (19,154)

Increase (decrease)
  in net assets
  from operations                 45,029       43,393       (2,600)      56,996       19,607       (1,653)


Contract owner transactions:
   Proceeds from units sold      781,194      319,770      426,622      864,604      176,282      103,312
   Cost of units redeemed       (242,864)    (65,320)     (150,031)    (218,632)    (67,495)   (5,521)
   Account charges               (56,329)    (22,824)     (18,020)     (45,905)     (12,125)   (9,616)

      Increase (decrease)        482,001      231,626      258,571      600,067       96,662       88,175


Net increase (decrease)          527,030      275,019      255,971      657,063      116,269       86,522
Net assets, beginning            566,731      291,712       35,741      231,983      115,714       29,192

   Net assets, ending       $  1,093,761 $    566,731  $   291,712  $   889,046  $   231,983  $   115,714


Units sold                       127,356       58,166       78,726      142,961       33,187       20,322
Units redeemed                   (49,209)     (16,317)     (29,899)     (43,911)     (16,190)    (2,966)


Net increase (decrease)           78,147       41,849       48,827       99,050       16,997       17,356
Units outstanding, beginning      97,408        55,559       6,732        40,155       23,158      5,802

Units outstanding, ending        175,555       97,408       55,559      139,205       40,155       23,158



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                               Fidelity


                                          High Income                               Growth


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income     $     45,921 $     17,066  $     3,310  $     2,868  $   265,242  $    19,252
  Net realized gain (loss)       (75,994)      (2,452)      1,107        (158,937)    41,190      19,610
  Realized gain distributions         -           -            -            269,573      -           -
  Net change in unrealized
   appreciation (depreciation)   (19,142)      (95,811)     298          (952,857)    (832,024)  364,946

Increase (decrease)
  in net assets
  from operations                (49,215)    (81,197)     4,715        (839,353)    (525,592)   403,808


Contract owner transactions:
   Proceeds from units sold      356,794      209,458      238,591    3,115,761    3,443,076    1,866,904
   Cost of units redeemed       (209,502)     (25,927)     (2,650)      (952,119)    (642,315)  (118,567)
   Account charges               (30,995)     (22,403)     (14,906)     (445,508)    (386,919) (168,497)

      Increase (decrease)        116,297      161,128      221,035    1,718,134    2,413,842    1,579,840


Net increase (decrease)           67,082       79,931      225,750      878,781    1,888,250    1,983,648
Net assets, beginning            332,183      252,252       26,502    4,001,069    2,112,819      129,171

Net assets, ending          $    399,265 $    332,183  $   252,252  $ 4,879,850  $ 4,001,069  $ 2,112,819


Units sold                        95,903       46,447       49,349      481,071      410,014      272,854
Units redeemed                   (64,262)     (10,468)     (3,693)      (221,674)    (124,314)   (40,681)


Net increase (decrease)           31,641       35,979       45,656      259,397      285,700      232,173
Units outstanding, beginning      87,487        51,508       5,852        539,162      253,462     21,289

Units outstanding, ending        119,128       87,487       51,508      798,559      539,162      253,462


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                               Fidelity


                                           Overseas                              Asset Manager


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income     $     20,784 $      9,881  $       618  $    50,221  $    77,492  $    13,510
  Net realized gain (loss)      (191,928)       4,273        1,077        (19,348)     (3,143)     8,615
  Realized gain distributions     32,853        -            -            18,833       -           -
  Net change in unrealized
   appreciation (depreciation)    53,187      (74,950)      19,613      (97,034)    (115,232)      36,064

Increase (decrease)
  in net assets
  from operations                (85,104)   (60,796)     21,308       (47,328)     (40,883)    58,189


Contract owner transactions:
   Proceeds from units sold    1,890,024      450,411       75,130      698,677      918,625      798,416
   Cost of units redeemed     (1,640,624)   (58,740)     (6,006)      (129,154)    (247,384)  (320,939)
   Account charges               (47,658)    (34,843)     (9,654)      (112,077)    (72,873)   (46,446)

      Increase (decrease)        201,742      356,828       59,470      457,446      598,368      431,031


Net increase (decrease)          116,638      296,032       80,778      410,118      557,485      489,220
Net assets, beginning            389,642       93,610       12,832    1,177,617      620,132      130,912

Net assets, ending          $    506,280 $    389,642  $    93,610  $ 1,587,735  $ 1,177,617  $   620,132


Units sold                       405,792       71,478       13,855      128,107      157,150      146,259
Units redeemed                  (360,171)     (14,889)     (2,872)      (44,311)     (55,019)    (66,205)


Net increase (decrease)           45,621       56,589       10,983       83,796      102,131       80,054
Units outstanding, beginning      70,240        13,651       2,668        206,709      104,578     24,524

Units outstanding, ending        115,861       70,240       13,651      290,505      206,709      104,578


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                               Fidelity


                                           Index 500                             Equity-Income


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income     $     52,787 $     40,230  $    25,695  $    21,628  $    53,999  $     9,291
  Net realized gain (loss)       (77,835)      48,498       317,655      (11,050)     (9,187)     20,131
  Realized gain distributions       -             -            -            60,763       -           -
  Net change in unrealized
   appreciation (depreciation)  (612,811)   (491,270)    142,114      (130,598)    58,649       (18,678)

Increase (decrease)
  in net assets
  from operations               (637,859)  (402,542)    485,464      (59,257)     103,461     10,744


Contract owner transactions:
   Proceeds from units sold    3,795,983    3,656,164    2,399,327    1,023,901      729,001      565,651
   Cost of units redeemed     (1,179,296)    (825,041)    (1,462,484)  (108,893)    (176,345)  (18,849)
   Account charges              (498,696)    (417,181)    (268,720)    (129,012)    (76,053)   (58,245)

      Increase (decrease)      2,117,991    2,413,942      668,123      785,996      476,603      488,557


Net increase (decrease)        1,480,132    2,011,400    1,153,587      726,739      580,064      499,301
Net assets, beginning          4,582,673    2,571,273    1,417,686    1,237,136      657,072      157,771

Net assets, ending          $  6,062,805 $  4,582,673  $ 2,571,273  $ 1,963,875  $ 1,237,136  $   657,072


Units sold                       689,485      558,834      399,752      186,397      138,531      105,987
Units redeemed                  (309,790)     (190,147)    (271,569)    (43,245)     (47,930)    (14,367)


Net increase (decrease)          379,695      368,687      128,183      143,152       90,601       91,620
Units outstanding, beginning     750,692       382,005      253,822      213,626      123,025     31,405

Units outstanding, ending      1,130,387      750,692      382,005      356,778      213,626      123,025


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                               Fidelity


                                          Contrafund                             Money Market


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income     $     21,346 $    213,019  $     8,511  $    34,728  $    37,130  $     8,685
  Net realized gain (loss)       (67,691)    3,391        37,542          -            -           -
  Realized gain distributions     75,336        -            -            -            -           -
  Net change in unrealized
   appreciation (depreciation)  (384,003)  (393,438)    188,337          -            -            -

Increase (decrease)
  in net assets
  from operations               (355,012)  (177,028)    234,390      34,728       37,130      8,685


Contract owner transactions:
   Proceeds from units sold    1,639,301    2,196,515    1,455,091    3,359,340    1,314,464    1,778,930
   Cost of units redeemed       (513,646)  (430,605)    (168,982)    (3,309,953)  (1,148,833)   (1,135,715)
   Account charges              (312,441)  (263,256)    (136,410)    (54,761)     (51,827)      (16,949)

      Increase (decrease)        813,214    1,502,654    1,149,699       (5,374)     113,804      626,266


Net increase (decrease)          458,202    1,325,626    1,384,089       29,354      150,934      634,951
Net assets, beginning          2,875,882    1,550,256      166,167      810,962      660,028       25,077

Net assets, ending          $  3,334,084 $  2,875,882  $ 1,550,256  $   840,316  $   810,962  $   660,028


Units sold                       281,218      314,561      237,511    2,828,176    1,168,910    1,648,891
Units redeemed                  (142,291)     (99,695)     (48,739)     (2,831,971)  (1,078,452) (1,063,389)


Net increase (decrease)          138,927      214,866      188,772       (3,795)      90,458      585,502
Units outstanding, beginning     432,642       217,776      29,004       700,163      609,705     24,203

Units outstanding, ending        571,569      432,642      217,776      696,368      700,163      609,705




The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                           American Century


                                    VP Capital Appreciation                    VP International


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/99     12/31/01     12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income     $          - $        523  $         -  $       582  $     6,166  $         -
  Net realized gain (loss)        (7,208)       1,777        5,304        (27,873)     30,012      18,073
  Realized gain distributions      6,275         -            -            64,248       -           -
  Net change in unrealized
   appreciation (depreciation)    (4,749)       (989)        5,014        (283,513)    (134,621)   105,372

Increase (decrease)
  in net assets
  from operations                 (5,682)      1,311        10,318       (246,556)    (98,443)    123,445


Contract owner transactions:
   Proceeds from units sold       13,957        8,171       42,340      478,068      699,965      254,605
   Cost of units redeemed         (9,604)       (3,859)      (34,831)     (218,132)    (148,982) (112,718)
   Account charges                  (934)       (1,425)      (5,390)      (57,814)     (45,495)   (28,459)

      Increase (decrease)          3,419        2,887        2,119      202,122      505,488      113,428


Net increase (decrease)           (2,263)       4,198        12,437       (44,434)     407,045     236,873
Net assets, beginning             21,123       16,925        4,488      728,210      321,165       84,292

Net assets, ending          $     18,860 $     21,123  $    16,925  $   683,776  $   728,210  $   321,165


Units sold                         2,575          907        9,154       90,770       93,529       48,485
Units redeemed                    (1,882)        (649)        (7,879)      (55,710)     (25,380)    (26,000)


Net increase (decrease)              693          258        1,275       35,060       68,149       22,485
Units outstanding, beginning       2,519         2,261        986          107,632      39,483      16,998

Units outstanding, ending          3,212        2,519        2,261      142,692      107,632       39,483



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                       American Century                              Alger


                                      VP Income & Growth                        American Growth

                                                      For the period
                                 Year        Year      from 5/01/99     Year         Year         Year
                                 ended       ended    (commencement)    ended        ended        ended
                               12/31/01    12/31/00     to 12/31/99   12/31/01     12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income     $      3,491 $        208  $        -  $    15,358  $   586,347  $   116,780
  Net realized gain (loss)        (6,926)          83           4       (298,543)    (23,421)    63,125
  Realized gain distributions         -             -            -        832,781      -           -
  Net change in unrealized
   appreciation (depreciation)   (26,816)    (30,849)     1,687        (1,373,635)  (1,606,505)   377,383

Increase (decrease)
  in net assets
  from operations                (30,251)  (30,558)     1,691        (824,039)    (1,043,579) 557,288


Contract owner transactions:
   Proceeds from units sold      409,966      431,285       19,880    4,061,286    5,195,700    2,774,560
   Cost of units redeemed        (40,073)    (25,920)     (29)         (1,433,699)  (756,670)   (227,874)
   Account charges               (50,914)    (20,451)     (1,539)      (638,207)    (515,494)   (256,867)

      Increase (decrease)        318,979      384,914       18,312    1,989,380    3,923,536    2,289,819


Net increase (decrease)          288,728      354,356       20,003    1,165,341    2,879,957    2,847,107
Net assets, beginning            374,359       20,003            -    5,999,856    3,119,899      272,792

Net assets, ending          $    663,087 $    374,359  $    20,003  $ 7,165,197  $ 5,999,856  $ 3,119,899


Units sold                        90,789       81,388        3,938      617,158      620,530      393,801
Units redeemed                   (19,891)      (9,003)      (307)        (321,308)    (155,464)   (66,959)


Net increase (decrease)           70,898       72,385        3,631      295,850      465,066      326,842
Units outstanding, beginning     76,016        3,631        -            835,191      370,125     43,283

Units outstanding, ending        146,914       76,016        3,631    1,131,041      835,191      370,125



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                       Alger                        T. Rowe Price


                                American Small Cap                  Equity Income

                                        For the period
                                 Year    from 5/01/00      Year         Year         Year
                                 ended  (commencement)     ended        ended        ended
                               12/31/01   to 12/31/00    12/31/01     12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income     $        127 $          -  $    24,403  $    76,056  $    35,658
  Net realized gain (loss)       (20,876)        (618)        (10,366)     (7,911)      16,123
  Realized gain distributions          -             -        31,873       -            -
  Net change in unrealized
   appreciation (depreciation)   (36,409)      (15,812)     (24,830)     61,440       (43,786)

Increase (decrease)
  in net assets
  from operations                (57,158)    (16,430)     21,080       129,585      7,995


Contract owner transactions:
   Proceeds from units sold      394,569      146,328    1,340,729      714,017      575,813
   Cost of units redeemed        (37,197)     (3,153)      (317,093)    (248,711)    (75,474)
   Account charges               (31,787)     (4,367)      (162,243)    (94,210)     (71,247)

      Increase (decrease)        325,585      138,808      861,393      371,096      429,092


Net increase (decrease)          268,427      122,378      882,473      500,681      437,087
Net assets, beginning            122,378            -    1,169,521      668,840      231,753

Net assets, ending          $    390,805 $    122,378  $ 2,051,994  $ 1,169,521  $   668,840


Units sold                       138,630       34,042      226,501      135,907      109,803
Units redeemed                   (24,809)      (1,801)      (81,937)     (65,831)     (27,698)


Net increase (decrease)          113,821       32,241      144,564       70,076       82,105
Units outstanding, beginning      32,241        -            198,243      128,167      46,062

Units outstanding, ending        146,062       32,241      342,807      198,243      128,167



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                T. Rowe Price


                                 Limited-Term Bond          Mid-Cap Growth

                                        For the period             For the period
                             For the Yearfrom 5/01/00  For the Year from 5/01/00
                                 ended  (commencement)     ended   (commencement)
                               12/31/01   to 12/31/00    12/31/01    to 12/31/00


Increase in net assets
from operations:
  Net investment income     $      3,866 $         54  $         -  $     1,265
  Net realized gain (loss)         1,357           12       (4,926)        (904)
  Realized gain distributions         -             -            -            -
  Net change in unrealized
   appreciation (depreciation)      (743)        149          30,395       735

Increase (decrease)
  in net assets
  from operations                  4,480          215       25,469        1,096


Contract owner transactions:
   Proceeds from units sold      511,923        7,988      488,213      100,931
   Cost of units redeemed       (222,760)       (1,292)      (68,064)     (16,410)
   Account charges                (9,306)       (453)        (39,664)     (5,061)

      Increase (decrease)        279,857        6,243      380,485       79,460


Net increase (decrease)          284,337        6,458      405,954       80,556
Net assets, beginning              6,458            -       80,556            -

Net assets, ending          $    290,795 $      6,458  $   486,510  $    80,556


Units sold                        88,396        1,525      104,311       20,314
Units redeemed                   (39,977)       (330)        (22,978)     (4,353)


Net increase (decrease)           48,419        1,195       81,333       15,961
Units outstanding, beginning       1,195         -            15,961       -

Units outstanding, ending         49,614        1,195       97,294       15,961



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)

                                                                 Janus


                                       Worldwide Growth                         Flexible Income

                                                      For the period                         For the period
                                 Year        Year      from 5/01/99     Year         Year     from 5/01/99
                                 ended       ended    (commencement)    ended        ended   (commencement)
                               12/31/01    12/31/00     to 12/31/99   12/31/01     12/31/00    to 12/31/99


Increase in net assets
from operations:
  Net investment income     $     15,049 $    122,895  $        22  $    28,816  $     7,192  $       115
  Net realized gain (loss)      (534,457)     19,508       575          2,124        (164)       (2)
  Realized gain distributions        -            -            -            -            -           -
  Net change in unrealized
   appreciation (depreciation)  (135,023)  (576,195)    72,199       (2,031)      2,197            (71)

Increase (decrease)
  in net assets
  from operations               (654,431)  (433,792)    72,796       28,909       9,225       42


Contract owner transactions:
   Proceeds from units sold    3,343,356    2,953,183      257,209      421,648      268,286        4,127
   Cost of units redeemed     (1,600,237)  (290,797)    (8,331)      (63,421)     (10,342)   (10)
   Account charges              (323,318)  (207,151)    (13,445)     (33,152)     (9,071)   (786)

      Increase (decrease)      1,419,801    2,455,235      235,433      325,075      248,873        3,331


Net increase (decrease)          765,370    2,021,443      308,229      353,984      258,098        3,373
Net assets, beginning          2,329,672      308,229            -      261,471        3,373            -

Net assets, ending          $  3,095,042 $  2,329,672  $   308,229  $   615,455  $   261,471  $     3,373


Units sold                       616,233      393,102       44,298       75,251       52,261          835
Units redeemed                  (355,912)     (68,656)     (3,542)      (17,006)     (3,773)     (161)


Net increase (decrease)          260,321      324,446       40,756       58,245       48,488          674
Units outstanding, beginning     365,202       40,756       -            49,162       674             -

Units outstanding, ending        625,523      365,202       40,756      107,407       49,162          674



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                                SAFECO


                                          RST Equity                              RST Growth

                                                      For the period                         For the period
                                 Year        Year      from 5/01/99     Year         Year     from 5/01/99
                                 ended       ended    (commencement)    ended        ended   (commencement)
                               12/31/01    12/31/00     to 12/31/99   12/31/01     12/31/00    to 12/31/99


Increase in net assets
from operations:
  Net investment income     $      3,629 $      3,481  $     1,607  $         -  $    59,010  $         -
  Net realized gain (loss)        (8,911)      (3,288)      (38)         (23,500)     6,104       (35)
  Realized gain distributions         -             -           -        20,290       -           -
  Net change in unrealized
   appreciation (depreciation)   (38,990)   (35,642)     (1,354)      144,416      (110,806)   4,699

Increase (decrease)
  in net assets
  from operations                (44,272) (35,449)     215          141,206      (45,692)    4,664


Contract owner transactions:
   Proceeds from units sold      166,707      519,442       33,302      548,164      641,377       38,317
   Cost of units redeemed        (51,370)     (33,743)     (24)         (212,665)    (55,986)   (3,425)
   Account charges               (35,878)     (25,645)     (3,211)      (71,995)     (35,007)   (3,077)

      Increase (decrease)         79,459      460,054       30,067      263,504      550,384       31,815


Net increase (decrease)           35,187      424,605       30,282      404,710      504,692       36,479
Net assets, beginning            454,887       30,282            -      541,171       36,479            -

Net assets, ending          $    490,074 $    454,887  $    30,282  $   945,881  $   541,171  $    36,479


Units sold                        41,498      110,008        6,812       97,648      109,355        7,622
Units redeemed                   (21,959)    (12,708)     (669)        (50,818)     (15,427)    (1,280)


Net increase (decrease)           19,539       97,300        6,143       46,830       93,928        6,342
Units outstanding, beginning      103,443       6,143        -            100,270      6,342       -

Units outstanding, ending        122,982      103,443        6,143      147,100      100,270        6,342



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                    PBHG


                                     Growth II        Technology & Communications

                                        For the period             For the period
                                 Year    from 5/01/00      Year     from 5/01/00
                                 ended  (commencement)     ended   (commencement)
                               12/31/01   to 12/31/00    12/31/01    to 12/31/00


Increase in net assets
from operations:
  Net investment income     $          - $        721  $         -  $    22,653
  Net realized gain (loss)       (46,173)         747          (221,000)    (17,298)
  Realized gain distributions         -             -            248,611      -
  Net change in unrealized
   appreciation (depreciation)   (37,998)     (31,962)     (288,708)    (201,733)

Increase (decrease)
  in net assets
  from operations                (84,171)    (30,494)     (261,097)    (196,378)


Contract owner transactions:
   Proceeds from units sold      312,236      177,445      734,011      541,056
   Cost of units redeemed        (52,073)     (8,981)      (113,730)    (42,002)
   Account charges               (34,207)    (8,837)      (75,683)     (23,583)

      Increase (decrease)        225,956      159,627      544,598      475,471


Net increase (decrease)          141,785      129,133      283,501      279,093
Net assets, beginning            129,133            -      279,093           -

Net assets, ending          $    270,918 $    129,133  $   562,594  $   279,093


Units sold                       115,052       36,272      449,593      123,803
Units redeemed                   (32,553)      (3,584)      (114,947)    (20,110)


Net increase (decrease)           82,499       32,688      334,646      103,693
Units outstanding, beginning       32,688        -            103,693      -

Units outstanding, ending        115,187       32,688      438,339      103,693



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                          INVESCO

                                 VIF-    VIF-Financial  VIF-Health                   VIF-
                               Dynamics    Services      Sciences   VIF-Utilities High Yield

                            For the periodFor the periodFor the periodFor the periodFor the period from 8/28/01from 8/28/01  from 8/28/01 from 8/28/01 from 8/28/01
                            (commencement)(commencement)(commencement)(commencement)(commencement)
                              to 12/31/01 to 12/31/01   to 12/31/01  to 12/31/01  to 12/31/01


Increase in net assets
from operations:
  Net investment income     $          - $         72  $         -  $         2  $         1
  Net realized gain (loss)             2           11           14           (2)           -
  Realized gain distributions            1        1,433          8             -        -
  Net change in unrealized
   appreciation (depreciation)        44          853          716           (9)         (15)

Increase (decrease)
  in net assets
  from operations                     47        2,369          738           (9)         (14)


Contract owner transactions:
   Proceeds from units sold          561       33,932       34,676        1,598        1,051
   Cost of units redeemed              -          (39)         (19)           -            -
   Account charges                   (18)         (479)        (437)        (68)         (5)

      Increase (decrease)            543       33,414       34,220        1,530        1,046


Net increase (decrease)              590       35,783       34,958        1,521        1,032
Net assets, beginning                  -            -            -            -            -

Net assets, ending          $        590 $     35,783  $    34,958  $     1,521  $     1,032


Units sold                           121        7,228        7,050          357          231
Units redeemed                        (4)       (106)        (91)         (15)         (1)


Net increase (decrease)              117        7,122        6,959          342          230
Units outstanding, beginning            -            -          -            -            -

Units outstanding, ending            117        7,122        6,959          342          230


The accompanying notes are an integral part of the financial statements. notes to financial statements 1. Summary of Significant Accounting Policies The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas and Money Market) and Fidelity Variable Insurance Products Fund II_(Asset Manager, Contrafund and Index 500) (Fidelity), American Century Variable Portfolios, Inc. (VP Capital Appreciation, VP Income & Growth and VP International) (American Century), The Alger American Fund (Alger), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. (T. Rowe Price), INVESCO funds (INVESCO)and PBHG Insurance Series Fund, Inc. (PBHG). Security Valuation Transactions and Related Income The market value of investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Commencing in 2001, realized capital gains distributions have been presented as net realized capital gain distributions from investment in portfolio shares on the statement of operations. Related Party Transactions AUL American Series Fund, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows: Equity 0.50% Bond 0.50% Money Market 0.40% Managed 0.50% Such fees are included in the calculation of the Net Asset Value per share of the underlying funds. These fees are paid to AUL in addition to the account charges described below. Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed. Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2001 and for the year ended December 31, 2000 were $3,366,419 and $2,437,154, respectively. The account charges are recorded as a redemption in the accompanying statement of changes in net assets. Deductions are described as follows: Modified Single Premium Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30.00 each year in which an individual policy's account value does not exceed a specific amount, (6) in the event of a surrender, a surrender charge of 10% reducing to 0% of premium surrendered, depending upon policy notes to financial statements (continued)

2. Account Charges (continued)_duration and (7) monthly premium tax charges at an annual rate of .25% of the account value during the first ten policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen. Flexible Premium Adjustable Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $17.50 per month in the first year and $6.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter and (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

3. Accumulation Unit Value A summary of unit values, net assets, expense ratios (excluding expenses of the underlying funds and account charges), and the total return for each of the five years for the period ended December 31, 2001, or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places, which the Variable Account uses for processing participant transactions. Total returns are not annualized for those years operations have commenced. Total return does not include mortality and expense risk charges, which are imposed at the contract level. Therefore, total return would be lower if these charges were included.


                                                            Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return

   AUL American Series Fund:
      Equity
                December 31, 2001 $     6.27   $       861          N           11.3%
                             2000       5.63           393          N           17.6%
                             1999       4.79           219          N           (0.8%)
                             1998       4.83            96          N           (3.5%)
                          5/1/98*       5.00             -          N            -
      Money Market
                December 31, 2001       1.19         2,570          N            3.6%
                             2000       1.15         1,117          N            6.0%
                             1999       1.08           567          N            4.7%
                             1998       1.03           131          N            3.3%
                          5/1/98*       1.00             -          N            -
      Bond
                December 31, 2001       6.23         1,094          N            7.1%
                             2000       5.82           567          N           10.8%
                             1999       5.25           292          N           (1.1%)
                             1998       5.31            36          N            6.2%
                          5/1/98*       5.00             -          N            -
      Managed
                December 31, 2001       6.39           889          N           10.6%
                             2000       5.78          232           N           15.6%
                             1999       5.00           116          N           (0.7%)
                             1998       5.03            30          N            0.6%
                          5/1/98*       5.00             -          N            -

   *Commenced operations

   notes to financial statements (continued)
   3.    Accumulation Unit Value (continued)

                                                            Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return

   Fidelity:
      High Income
                December 31, 2001 $     3.35   $       399          N          (11.7%)
                             2000       3.80           332          N          (22.5%)
                             1999       4.90           252          N            8.2%
                             1998       4.53            26          N           (9.4%)
                          5/1/98*       5.00             -          N            -
      Growth
                December 31, 2001       6.11         4,880          N          (17.6%)
                             2000       7.42         4,001          N          (11.0%)
                             1999       8.34         2,113          N           37.4%
                             1998       6.07           129          N           21.3%
                          5/1/98*       5.00             -          N            -
      Overseas
                December 31, 2001       4.37           506          N          (21.2%)
                             2000       5.55           390          N          (19.1%)
                             1999       6.86            94          N           42.6%
                             1998       4.81            13          N           (3.8%)
                         5/1/98*        5.00             -          N            -
      Asset Manager
                December 31, 2001       5.47         1,588          N           (4.2%)
                             2000       5.70         1,178          N           (3.9%)
                             1999       5.93           620          N           11.1%
                             1998       5.34           131          N            6.8%
                          5/1/98*       5.00             -          N            -
      Index 500
                December 31, 2001       5.36         6,062          N          (12.1%)
                             2000       6.10         4,583          N           (9.3%)
                             1999       6.73         2,571          N           20.5%
                             1998       5.59         1,418          N           11.7%
                          5/1/98*       5.00             -          N            -
      Equity-Income
                December 31, 2001       5.50         1,964          N           (5.0%)
                             2000       5.79         1,237          N            8.4%
                             1999       5.34           657          N            6.3%
                             1998       5.02           158          N            0.5%
                          5/1/98*       5.00             -          N            -
      Contrafund
                December 31, 2001       5.83         3,334          N          (12.2%)
                             2000       6.65         2,876          N           (6.6%)
                             1999       7.12         1,550          N           24.3%
                             1998       5.73           166          N           14.6%
                          5/1/98*       5.00             -          N            -

   *Commenced operations
   notes to financial statements (continued)
   3.    Accumulation Unit Value (continued)


                                                           Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return

   Fidelity:
      Money Market
                December 31, 2001 $     1.21   $       840          N            4.2%
                             2000       1.16           811          N            7.4%
                             1999       1.08           660          N            3.8%
                             1998       1.04            25          N            3.6%
                          5/1/98*       1.00             -          N            -
   American Century:
      VP Capital Appreciation
                December 31, 2001       5.87            19          N          (28.1%)
                             2000       8.16            21          N            9.0%
                             1999       7.49            17          N           64.5%
                             1998       4.55             4          N           (0.9%)
                          5/1/98*       5.00             -          N            -
      VP International
                December 31, 2001       4.79           684          N          (29.2%)
                             2000       6.77           728          N          (16.8%)
                             1999       8.13           321          N           64.0%
                             1998       4.96            84          N           (0.8%)
                          5/1/98*       5.00             -          N            -
      VP Income & Growth
                December 31, 2001       4.51           663          N           (8.4%)
                             2000       4.92           374          N          (10.6%)
                             1999       5.51            20          N           10.2%
                          5/1/99*       5.00             -          N            -
   Alger:
      American Growth
                December 31, 2001       6.34         7,165          N          (11.8%)
                             2000       7.18         6,000          N          (14.8%)
                             1999       8.43         3,120          N           33.7%
                             1998       6.30           273          N           26.1%
                          5/1/98*       5.00             -          N            -
      American Small Capitalization
                December 31, 2001       2.68           391          N          (29.5%)
                             2000       3.80           122          N          (24.1%)
                          5/1/00*       5.00             -          N            -
   T. Rowe Price:
      Equity Income
                December 31, 2001       5.99         2,052          N            1.5%
                             2000       5.90         1,170          N           13.0%
                             1999       5.22           669          N            3.7%
                             1998       5.03           232          N            0.6%
                          5/1/98*       5.00             -          N            -

   *Commenced operations

   notes to financial statements (continued)
   3.    Accumulation Unit Value (continued)

                                                           Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return

   T. Rowe Price:
      Limited-Term Bond
                December 31, 2001 $     5.86   $      291           N            8.5%
                             2000       5.40             6          N            8.1%
                          5/1/00*       5.00             -          N            -
      Mid-Cap Growth
                December 31, 2001       5.00           487          N           (0.9%)
                             2000       5.05            81          N            0.9%
                          5/1/00*       5.00             -          N            -
   Janus:
      Worldwide Growth
                December 31, 2001       4.95         3,095          N          (22.4%)
                             2000       6.38         2,330          N          (15.7%)
                             1999       7.56           308          N           51.3%
                          5/1/99*       5.00             -          N            -
      Flexible Income
                December 31, 2001       5.73           615          N            7.7%
                             2000       5.32           261          N            6.3%
                             1999       5.01             3          N            0.1%
                          5/1/99*       5.00             -          N            -
   SAFECO:
      RST Equity
                December 31, 2001       3.98           490          N           (9.4%)
                             2000       4.40           455          N          (10.8%)
                             1999       4.93            30          N           (1.4%)
                          5/1/99*       5.00             -          N            -
      RST Growth
                December 31, 2001       6.43           946          N           19.1%
                             2000       5.40           541          N           (6.2%)
                             1999       5.75            36          N           15.0%
                          5/1/99*       5.00             -          N            -
   PBHG:
      Growth II
                December 31, 2001       2.35           271          N          (40.5%)
                             2000       3.95           129          N          (21.0%)
                          5/1/00*       5.00             -          N            -
      Technology & Communications
                December 31, 2001       1.28           563          N          (52.3%)
                             2000       2.69           279          N          (46.2%)
                          5/1/00*       5.00             -          N            -

   *Commenced operations

   notes to financial statements (continued)
   3.    Accumulation Unit Value (continued)

                                                           Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return

   Invesco:
      VIF-Dynamics
                December 31, 2001 $     5.05   $         1          N            1.0%
                         8/28/01*       5.00             -          N            -
      VIF-Financial Services
                December 31, 2001       5.02            36          N            0.5%
                         8/28/01*       5.00             -          N            -
      VIF-Health Sciences
                December 31, 2001       5.02            35          N            0.5%
                         8/28/01*       5.00             -          N            -
      VIF-Utilities
                December 31, 2001       4.45             2          N          (10.9%)
                         8/28/01*       5.00             -          N            -
      VIF-High Yield
                December 31, 2001       4.48             1          N          (10.4%)
                         8/28/01*       5.00             -          N            -

   *Commenced operations

   notes to financial statements (continued)
   4.    Cost of Investments

   The cost of investments at December 31, 2001 is:
         AUL American Series Fund:
     Equity                      $        834,889
     Money Market                       2,569,929
     Bond                               1,106,210
     Managed                              887,159
   Fidelity:
     High Income                          511,966
     Growth                             6,282,564
     Overseas                             507,726
     Asset Manager                      1,754,262
     Index 500                          6,890,948
     Equity-Income                      2,038,872
     Contrafund                         3,900,466
     Money Market                         839,327
   American Century:
     VP Capital Appreciation               18,992
     VP International                     990,376
     VP Income & Growth                   719,064
   Alger:
     American Growth                    9,724,720
     American
     Small Capitalization               443,025
   T. Rowe Price:
     Equity Income               $      2,052,138
     Limited-Term Bond                    291,389
     Mid-Cap Growth                       455,379
   Janus:
     Worldwide Growth                   3,734,062
     Flexible Income                      615,360
   SAFECO:
     RST Equity                           566,061
     RST Growth                           907,572
   PBHG:
     Growth II                            340,877
     Technology &
     Communications                   1,053,035
   INVESCO:
     VIF-Dynamics                             547
     VIF-Financial Services                34,930
     VIF-Health Sciences                   34,241
     VIF-Utilities                          1,530
VIF-High Yield             1,047
   5.    Mutual Fund Shares
   The mutual fund shares owned at December 31, 2001 is:
         AUL American Series Fund:
     Equity                                46,787
     Money Market                       2,569,929
     Bond                                 102,239
     Managed                               61,693
   Fidelity:
     High Income                           62,288
     Growth                               145,190
     Overseas                              36,476
     Asset Manager                        109,424
     Index 500                             46,612
     Equity-Income                         86,030
     Contrafund                           165,628
     Money Market                         840,316
   American Century:
     VP Capital Appreciation                2,515
     VP International                     103,760
     VP Income & Growth                   102,645
   Alger:
     American Growth                      194,865
     American
     Small Capitalization                23,614
   T Rowe Price:
     Equity Income                        107,042
     Limted-Term Bond                      57,469
     Mid-Cap Growth                        26,643
   Janus:
     Worldwide Growth                     108,446
     Flexible Income                       52,783
   Safeco:
     RST Equity                            19,988
     RST Growth                            43,211
   PBHG:
     Growth II                             24,103
     Technology
     & Communications                  172,575
   INVESCO:
     VIF-Dynamics                              37
     VIF-Financial Services                 1,315
     VIF-Health Sciences                      690
     VIF-Utilities                            133
VIF-High Yield             283
 notes to financial statements (continued)
   6.    Net Assets
   Net Assets at December 31, 2001 are:

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth

Proceeds from units sold    $  1,214,660 $  8,096,996  $ 1,668,352  $ 1,175,038  $   832,108  $ 8,544,606
Cost of units redeemed          (356,230)   (5,422,091)  (562,635)    (294,196)    (238,336)   (1,713,108)
Account charges                 (118,448)    (209,234)    (98,548)     (69,319)     (70,469)    (1,008,047)
Net investment income             87,918      104,258      100,026       56,012       66,297      287,361
Net realized gain (loss)         (33,933)        -          (985)        (10,441)     (77,634)    (97,820)
Realized gain distributions       40,922         -            -           30,065            -      269,573
Unrealized appreciation
   (depreciation)                 25,709           -      (12,449)       1,887     (112,701)  (1,402,715)

                            $    860,598 $  2,569,929  $ 1,093,761  $   889,046  $   399,265  $ 4,879,850



                                                               Fidelity

                               Overseas  Asset Manager  Index  500  Equity-income Contrafund  Money Market

Proceeds from units sold    $  2,429,096 $  2,546,026  $11,165,970  $ 2,471,257  $ 5,466,516  $ 6,490,371
Cost of units redeemed        (1,705,431)  (699,695)    (3,468,793)  (306,369)    (1,134,024) (5,609,244)
Account charges                  (93,595)   (238,139)    (1,218,580)  (271,972)    (723,678)   (124,805)
Net investment income             31,283      141,223      118,712       84,918      242,875       83,994
Net realized gain (loss)        (186,481)  (13,985)     293,639      276             (26,557)    -
Realized gain distributions       32,853    18,833            -       60,763       75,336            -
Unrealized appreciation
   (depreciation)                 (1,445)  (166,528)    (828,143)    (74,998)     (566,384)         -

                            $    506,280 $  1,587,735  $ 6,062,805  $ 1,963,875  $ 3,334,084  $   840,316


   notes to financial statements (continued)
   6.    Net Assets (continued)
   Net Assets at December 31, 2001 are:

                                        American Century                      Alger

                              VP Capital      VP         VP Income    American     American
                             AppreciationInternational   & Growth      Growth      Small Cap

Proceeds from units sold    $     70,177 $  1,544,540  $   861,131  $12,279,937  $   540,897
Cost of units redeemed           (48,294)   (505,609)    (66,022)     (2,420,371)  (40,350)
Account charges                   (9,547)   (137,442)    (72,904)     (1,427,873)  (36,154)
Net investment income                523      6,748        3,698      718,485          127
Net realized gain (loss)            (144)     17,891       (6,838)      (258,238)    (21,494)
Realized gain distributions        6,275     64,248            -      832,781            -
Unrealized appreciation
   (depreciation)                   (130)   (306,600)    (55,978)     (2,559,524)  (52,221)

                            $     18,860 $    683,776  $   663,087  $ 7,165,197  $   390,805



                                         T. Rowe Price                        Janus

                                         Limited-Term     Mid-Cap     Worldwide
                             Equity Income   Bond         Growth       Growth   Flexible Income

Proceeds from units sold    $  2,876,041 $    519,911  $   589,144  $ 6,553,747  $   694,060
Cost of units redeemed          (658,842)     (224,052)    (84,474)     (1,899,365)  (73,772)
Account charges                 (338,715)      (9,759)      (44,725)     (543,914)    (43,009)
Net investment income            143,875        3,920        1,265      137,967       36,123
Net realized gain (loss)          (2,095)       1,369        (5,830)      (514,374)    1,958
Realized gain distributions       31,873           -            -            -            -
Unrealized appreciation
   (depreciation)                   (143)      (594)        31,130       (639,019)    95

                            $  2,051,994 $    290,795  $   486,510  $ 3,095,042  $   615,455

   notes to financial statements (continued)
   6.    Net Assets (continued)
   Net Assets at December 31, 2001 are:

                                      SAFECO                     PBHG

                                                                       Tech. &
                              RST Equity  RST Growth     Growth II      Comm.

Proceeds from units sold    $    719,452 $  1,227,858  $   489,682  $ 1,275,066
Cost of units redeemed           (85,138)   (272,076)    (61,055)     (155,732)
Account charges                  (64,734)    (110,079)    (43,044)     (99,266)
Net investment income              8,717      59,010          721       22,653
Net realized gain (loss)         (12,237)    (17,431)     (45,426)     (238,297)
Realized gain distributions            -       20,290           -      248,611
Unrealized appreciation
   (depreciation)                (75,986)     38,309       (69,960)     (490,441)

                            $    490,074 $    945,881  $   270,918  $   562,594



                                                          INVESCO

                                 VIF-    VIF-Financial  VIF-Health                   VIF-
                               Dynamics    Services      Sciences   VIF-Utilities High Yield

Proceeds from units sold    $        561 $     33,932  $    34,676  $     1,598  $     1,051
Cost of units redeemed                (0)      (39)         (19)           -            (0)
Account charges                      (18)       (479)        (437)        (68)         (5)
Net investment income                  -           72            -            2            1
Net realized gain (loss)               2           11           14           (2)           -
Realized gain distributions            1        1,433            8            -            -
Unrealized appreciation
   (depreciation)                     44          853          716           (9)         (15)

                            $        590 $     35,783  $    34,958  $     1,521  $     1,032


FINANCIAL HIGHLIGHTS The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent. Ratios for funds commencing during the year are not annualized. This information pertains to year 2001 only.


AUL American Series Fund:
     Equity                       1.7%
     Money Market                 3.1%
     Bond                         6.2%
     Managed                      4.0%
   Fidelity:
     High Income                 12.1%
     Growth                       0.1%
     Overseas                     4.7%
     Asset Manager                3.5%
     Index 500                    1.0%
     Equity-Income                1.3%
     Contrafund                   0.7%
     Money Market                 3.9%
   American Century:
     VP Capital Appreciation      0.0%
     VP International             0.1%
     VP Income & Growth           0.7%
   Alger:
     American Growth              0.2%
     American
     Small Capitalization       0.0%
   T. Rowe Price:
     Equity Income                1.5%
     Limited-Term Bond            3.8%
     Mid-Cap Growth               0.0%
   Janus:
     Worldwide Growth             0.5%
     Flexible Income              6.5%
   SAFECO:
     RST Equity                   0.8%
     RST Growth                   0.0%
   PBHG:
     Growth II                    0.0%
     Technology &
     Communications             0.0%
   INVESCO:
     VIF-Dynamics*                0.0%
     VIF-Financial Services*      0.3%
     VIF-Health Sciences*         0.0%
     VIF-Utilities*               0.4%
VIF-High Yield*   0.2%
*Commenced operations 8/28/01